NET TRADING INCOME	12 Months Ended
Dec. 31, 2020
NET TRADING INCOME
NET TRADING INCOME

NOTE 29 – NET TRADING INCOME

Net trading income includes income from client driven trading activities primarily conducted in markets, including foreign exchange, credit, rates and equities trading, as follows:

	December 31,		December 31,		December 31,
	2020		2019		2018
Trading investment income (1)
Fixed income securities	Ps.	348,312	Ps.	270,310	Ps.	98,024
Equities		277,806		349,526		57,477
Total trading investment income	Ps.	626,118	Ps.	619,836	Ps.	155,501
Derivatives income
Net income (loss) on financial derivatives (2)	Ps.	530,503	Ps.	19,932	Ps.	247,880
Other trading income (3)		138,803		122,143		179,328
Total derivatives income	Ps.	669,306	Ps.	142,075	Ps.	427,208
Total net trading income	Ps.	1,295,424	Ps.	761,911	Ps.	582,709
(1)

Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.

(2)	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
(3)

Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged, (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the statement of income.